Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Ste. 3300

Chicago, IL 60606

Telephone: (312) 569-1107

Fax: (312) 569-3000

www.faegredrinker.com

October 3, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Community Capital Trust File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 47 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on September 26, 2025, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams